UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/07

Check here if Amendment |_|  ; Amendment Number:
      This Amendment (Check only one.):           |_| is a restatement
                                                  |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Holland Capital Management, LP
Address:  One N. Wacker Drive, Suite 700
          Chicago, IL 60606


Form 13F File Number:  28-04636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Susan Chamberlain
Title: CCO
Phone: 312-553-4844

Signature, Place, and Date of Signing:

    /s/Susan Chamberlain                  Chicago, IL             04/23/07
       [Signature]                       [City, State]             [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

        28-
        [Repeat as necessary.]

                          HOLLAND CAPITAL MANAGEMENT

                             FORM 13F SUMMARY PAGE
                              AS OF DATE: 03/31/07


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   105

FORM 13F INFORMATION TABLE VALUE TOTAL:   $1,772,011
                                         (thousands)


LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems                  cs               00724F101    38279   917950 SH       Sole                                     917950
Advanced Medical Optics        cs               00763M108     1516    40750 SH       Sole                                      40750
Affiliated Computer Services   cs               008190100    31025   526925 SH       Sole                                     526925
AFLAC Incorporated             cs               001055102    17182   365100 SH       Sole                                     365100
Alberto-Culver                 cs               013078100      546    23850 SH       Sole                                      23850
American International Group   cs               026874107    73134  1087975 SH       Sole                                    1087975
AmSurg Corp.                   cs               03232P405      976    39850 SH       Sole                                      39850
Apple                          cs               037833100    36305   390750 SH       Sole                                     390750
Autoliv, Inc.                  cs               052800109     3324    58200 SH       Sole                                      58200
Automatic Data Processing      cs               053015103    33002   681850 SH       Sole                                     681850
Bank of America                cs               060505104    15562   305018 SH       Sole                                     305018
BJ Services Company            cs               055482103    18784   673275 SH       Sole                                     673275
Boston Scientific              cs               101137107    21902  1506325 SH       Sole                                    1506325
Carnival Corporation           cs               143658300     9671   206375 SH       Sole                                     206375
CDW Corporation                cs               12512N105    44184   719250 SH       Sole                                     719250
Cheesecake Factory             cs               163072101    20866   782975 SH       Sole                                     782975
Chevron Corporation            cs               166764100    20211   273275 SH       Sole                                     273275
Cisco Systems                  cs               17275R102     1950    76375 SH       Sole                                      76375
Citigroup                      cs               172967101    29975   583851 SH       Sole                                     583851
Citrix Systems                 cs               177376100    62637  1955575 SH       Sole                                    1955575
Cognos, Inc.                   cs               19244C109    22052   559825 SH       Sole                                     559825
Comcast Corporation            cs               20030N101    18498   712844 SH       Sole                                     712844
Commerce Bancorp               cs               200519106     1185    35500 SH       Sole                                      35500
Copart, Inc.                   cs               217204106     1994    71200 SH       Sole                                      71200
Countrywide Financial          cs               222372104    21599   642077 SH       Sole                                     642077
CVS/Caremark                   cs               126650100    25847   757100 SH       Sole                                     757100
Eli Lilly                      cs               532457108    32000   595800 SH       Sole                                     595800
eResearch Technology           cs               29481V108     1108   141000 SH       Sole                                     141000
Exxon Mobil                    cs               30231G102    35307   467951 SH       Sole                                     467951
Fair Isaac                     cs               303250104     1259    32550 SH       Sole                                      32550
Fannie Mae                     cs               313586109    26555   486525 SH       Sole                                     486525
FedEx                          cs               31428X106    27875   259475 SH       Sole                                     259475
First Marblehead               cs               320771108     1667    37125 SH       Sole                                      37125
Fiserv, Inc.                   cs               337738108     1072    20200 SH       Sole                                      20200
G&K Services                   cs               361268105     1248    34400 SH       Sole                                      34400
General Electric               cs               369604103    43098  1218825 SH       Sole                                    1218825
Gentex Corporation             cs               371901109     1406    86550 SH       Sole                                      86550
Genzyme Corporation            cs               372917104    18003   299950 SH       Sole                                     299950
Global Payments                cs               37940X102     1167    34250 SH       Sole                                      34250
H&R Block                      cs               093671105    21818  1037000 SH       Sole                                    1037000
Halliburton Company            cs               406216101    14689   462800 SH       Sole                                     462800
IMS Health                     cs               449934108    31414  1059150 SH       Sole                                    1059150
Intel                          cs               458140100    28287  1478650 SH       Sole                                    1478650
International Business Machine cs               459200101    32435   344100 SH       Sole                                     344100
International Speedway         cs               460335201     1050    20300 SH       Sole                                      20300
Invitrogen Corp.               cs               46185R100    17305   271875 SH       Sole                                     271875
Iron Mountain                  cs               462846106     1207    46200 SH       Sole                                      46200
iShares Russell 1000 Growth In cs               464287614     2844    51098 SH       Sole                                      51098
Jackson Hewitt                 cs               468202106     1327    41250 SH       Sole                                      41250
Jacobs Engineering Group       cs               469814107     2953    63300 SH       Sole                                      63300
Johnson & Johnson              cs               478160104    47616   790175 SH       Sole                                     790175
Keystone Automotive Industries cs               49338N109     1208    35850 SH       Sole                                      35850
Kinder Morgan                  cs               49455P101    18576   174500 SH       Sole                                     174500
Kinetic Concepts               cs               49460W208     1590    31400 SH       Sole                                      31400
Kohl's Corporation             cs               500255104    39814   519700 SH       Sole                                     519700
Laboratory Corporation of Amer cs               50540R409    24934   343300 SH       Sole                                     343300
Lincare Holdings               cs               532791100     2175    59350 SH       Sole                                      59350
Linear Technology              cs               535678106    24771   784125 SH       Sole                                     784125
MBIA Inc.                      cs               55262C100     1932    29500 SH       Sole                                      29500
Medtronic                      cs               585055106    15707   320150 SH       Sole                                     320150
MGIC Investment                cs               552848103     1797    30500 SH       Sole                                      30500
Microsoft                      cs               594918104    68059  2442019 SH       Sole                                    2442019
Motorola                       cs               620076109    26339  1490600 SH       Sole                                    1490600
MSC Industrial Direct          cs               553530106     1706    36550 SH       Sole                                      36550
Noble Corporation              cs               G65422100    22416   284900 SH       Sole                                     284900
Northern Trust                 cs               665859104     1049    17450 SH       Sole                                      17450
Novartis AG ADR                cs               66987V109    18941   346710 SH       Sole                                     346710
Occidental Petroleum           cs               674599105    17935   363725 SH       Sole                                     363725
Omnicom Group                  cs               681919106    27366   267300 SH       Sole                                     267300
optionsXpress Holdings Inc.    cs               684010101     2531   107500 SH       Sole                                     107500
Paychex                        cs               704326107     2504    66125 SH       Sole                                      66125
Pediatrix Medical Group        cs               705324101     1623    28450 SH       Sole                                      28450
PepsiCo                        cs               713448108    41085   646400 SH       Sole                                     646400
Polo Ralph Lauren              cs               731572103     2389    27100 SH       Sole                                      27100
Portfolio Recovery Associates  cs               73640q105     1860    41650 SH       Sole                                      41650
Procter & Gamble               cs               742718109    16707   264525 SH       Sole                                     264525
QUALCOMM                       cs               747525103    21828   511675 SH       Sole                                     511675
Questar Corporation            cs               748356102    22260   249525 SH       Sole                                     249525
Radian Group                   cs               750236101     1062    19350 SH       Sole                                      19350
Range Resources                cs               75281A109     1406    42100 SH       Sole                                      42100
Saks Incorporated              cs               79377W108     1490    71500 SH       Sole                                      71500
Schering-Plough                cs               806605101    45651  1789550 SH       Sole                                    1789550
SLM Corporation                cs               78442P106    23325   570300 SH       Sole                                     570300
Sprint Nextel                  cs               852061100    28432  1499555 SH       Sole                                    1499555
St. Mary Land & Exploration    cs               792228108     1988    54200 SH       Sole                                      54200
Symantec Corporation           cs               871503108    29685  1715875 SH       Sole                                    1715875
TD Ameritrade                  cs               87236Y108    26566  1785325 SH       Sole                                    1785325
Teva Pharmaceutical ADR        cs               881624209    23077   616540 SH       Sole                                     616540
Thermo Fisher Scientific, Inc. cs               883556102     1730    37000 SH       Sole                                      37000
Tiffany & Co.                  cs               886547108     1487    32700 SH       Sole                                      32700
Time Warner                    cs               887317105    17235   874000 SH       Sole                                     874000
Total Systems Services         cs               891906109     1228    38550 SH       Sole                                      38550
Trident Microsystems, Inc.     cs               895919108     1754    87450 SH       Sole                                      87450
UCBH Holdings                  cs               90262T308     1896   101800 SH       Sole                                     101800
Valspar Corporation            cs               920355104     1255    45100 SH       Sole                                      45100
VCA Antech                     cs               918194101     1585    43650 SH       Sole                                      43650
Viacom                         cs               92553P201    11779   286523 SH       Sole                                     286523
Wal-Mart Stores                cs               931142103    21651   461150 SH       Sole                                     461150
Walgreen                       cs               931422109    30481   664225 SH       Sole                                     664225
Waters Corporation             cs               941848103     2732    47100 SH       Sole                                      47100
Weight Watchers International  cs               948626106    17105   371125 SH       Sole                                     371125
Westwood One                   cs               961815107      375    54650 SH       Sole                                      54650
Willis Group Holdings          cs               G96655108     1340    33850 SH       Sole                                      33850
XTO Energy                     cs               98385X106    60196  1098262 SH       Sole                                    1098262
Zebra Technologies             cs               989207105    19484   504634 SH       Sole                                     504634